Fair Value of Financial Instruments not carried at Fair Value (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value of Financial Instruments not carried at Fair Value [Abstract]
Estimated Fair Value of the Financial Instruments not carried at Fair Value [text block table]	Estimated fair value of financial instruments not carried at fair value on the balance sheet1 Dec 31, 2023 in € m. Carrying value Fair value Quotedprices inactive market(Level 1) Valuationtechniqueobservableparameters(Level 2) Valuationtechniqueunobservableparameters(Level 3) Financial assets: Cash and central bank balances 178,416 178,416 178,416 0 0 Interbank balances (w/o central banks) 6,140 6,140 0 6,140 0 Central bank funds sold and securitiespurchased under resale agreements 14,725 14,778 0 14,034 744 Securities borrowed 39 39 0 39 0 Loans 479,353 454,972 0 11,519 443,453 Other financial assets 106,617 105,132 13,304 90,973 855 Financial liabilities: Deposits 625,486 624,731 2 624,729 0 Central bank funds purchased and securitiessold under repurchase agreements 3,038 3,031 0 3,031 0 Securities loaned 3 3 0 3 0 Other short-term borrowings 9,620 9,628 0 9,628 0 Other financial liabilities 99,272 99,272 1,961 97,311 0 Long-term debt 119,390 117,510 0 113,723 3,787 Trust preferred securities 289 264 0 264 0 Dec 31, 2022 in € m. Carrying value Fair value Quotedprices inactive market(Level 1) Valuationtechniqueobservableparameters(Level 2) Valuationtechniqueunobservableparameters(Level 3) Financial assets: Cash and central bank balances 178,896 178,896 178,896 0 0 Interbank balances (w/o central banks) 7,195 7,195 0 7,194 0 Central bank funds sold and securitiespurchased under resale agreements 11,478 11,505 0 10,363 1,142 Securities borrowed 0 0 0 0 0 Loans 491,175 461,070 0 12,038 449,032 Other financial assets 110,066 107,878 16,046 90,842 989 Financial liabilities: Deposits 629,183 629,629 1,736 627,893 0 Central bank funds purchased and securitiessold under repurchase agreements 573 572 0 572 0 Securities loaned 13 13 0 13 0 Other short-term borrowings 5,122 5,121 0 5,115 7 Other financial liabilities 93,135 93,135 2,007 91,127 0 Long-term debt 131,525 127,743 0 123,525 4,219 Trust preferred securities 500 426 0 426 0 1 Amounts generally presented on a gross basis, in line with the Group’s accounting policy regarding offsetting of financial instruments as described in Note 1 “Material Accounting Policies and Critical Accounting Estimates”